Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2022	2021	2022	2021
	Note	€m	€m	€m	€m
Profit for the period		74.6	51.2	130.6	100.5
Taxation		22.7	13.9	39.7	28.3
Net financing costs	7	16.1	35.1	30.7	75.4
Depreciation & amortization		22.0	16.8	43.2	33.6
Acquisition purchase price adjustments		—	—	—	2.3
Exceptional items	6	(12.7)	4.3	6.3	15.1
Other add-backs		4.0	1.8	7.7	5.4
Adjusted EBITDA		126.7	123.1	258.2	260.6

External Revenue by Geography

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
United Kingdom	185.3	186.3	383.2	381.7
Italy	79.7	92.1	202.5	219.8
Germany	84.4	87.9	186.4	202.4
France	41.4	43.1	90.7	94.8
Sweden	34.9	34.2	73.0	74.0
Austria	28.3	30.9	63.0	69.2
Norway	28.3	27.0	62.3	58.5
Croatia	39.6	—	57.9	—
Serbia	40.8	—	56.9	—
Spain	19.7	18.7	37.0	37.3
Rest of Europe	114.6	75.6	217.0	165.5
Total external revenue by geography	697.0	595.8	1,429.9	1,303.2